Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of the Company's borrowings
The following table is a summary of the Company’s borrowings as of December 31:

In millions	2014	2013
Commercial paper	$685	$—
4.875% senior notes due 2014	—	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	421	421
1.2% senior notes due 2016	750	750
5.75% senior notes due 2017	1,080	1,310
2.25% senior notes due 2018	1,250	1,250
6.6% senior notes due 2019	394	394
2.25% senior notes due 2019	850	—
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
4.0% senior notes due 2023	1,250	1,250
3.375% senior notes due 2024	650	—
6.25% senior notes due 2027	453	1,000
6.125% senior notes due 2039	734	1,500
5.75% senior notes due 2041	493	950
5.3% senior notes due 2043	750	750
Capital lease obligations	391	390
Other	4	87
	12,955	13,402
Less:
Short-term debt (commercial paper)	(685)	—
Current portion of long-term debt	(575)	(561)
Long-term debt	$11,695	$12,841